Intangible Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Impairment of goodwill	€ 0	€ 0
Goodwill	€ 425,220	387,847	€ 419,982
Royalty rates of the comparable companies	9.10%
Impairment loss	€ 9,172	19,725	8,858
Brand names [member]
Statements [Line Items]
Goodwill	€ 158,864	€ 146,633	160,164
Bottom of range [member]
Statements [Line Items]
Percentage of discount rate applied to cash flow weighted average cost of capital	6.40%	6.02%
Top of range [member]
Statements [Line Items]
Percentage of discount rate applied to cash flow weighted average cost of capital	10.65%	17.45%
Zegna [Member]
Statements [Line Items]
Growth rate used to extrapolate cash flow projections	1.50%
Impairment loss	€ 8,692
Thom Browne [Member]
Statements [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%
Percentage of discount rate weighted average cost of capital	8.73%
Impairment loss	€ 0	€ 0	0
Thom Browne [Member] | Brand names [member]
Statements [Line Items]
Goodwill	€ 158,864	€ 146,633
Thom Browne [Member] | Bottom of range [member]
Statements [Line Items]
Percentage of discount rate weighted average cost of capital	1.00%
Thom Browne [Member] | Top of range [member]
Statements [Line Items]
Percentage of discount rate weighted average cost of capital	7.73%
Pelle Tessuta S.r.l [Member]
Statements [Line Items]
Acquisitions through business combinations,Goodwill			€ 480